8. Investments in Equity Securities	12 Months Ended
Jul. 31, 2019
Notes
8. Investments in Equity Securities

8.      Investments in Equity Securities

Continuity for the years ended July 31, 2019 and 2018 is as follows:

Fair value hierarchy level	Level 1	Level 3	Level 2
Investments Measured at FVTPL	Harborside Inc. Common Shares $	Harborside Inc. Warrants $	Lighthouse Strategies, LLC $	Total $

Balance, July 31, 2018 and 2017	-	-	-	-
Addition	3,571,614	536,697	6,574,000	10,682,311
Disposal	(2,984,461)	-	-	(2,984,461)
Unrealized loss on changes in fair value	-	(451,970)	(4,921,062)	(5,373,032)
Realized loss on changes in fair value	(583,898)	-	-	(583,898)
Foreign exchange	(3,255)	(2,666)	31,954	26,033
Balance, July 31, 2019	-	82,061	1,684,892	1,776,953

Harborside Inc.

(i) Common shares

On May 30, 2019, the Company received 567,205 common shares of Harborside upon the conversion of and as a payment for interest on the Harborside Debenture (Note 5). The shares had an initial fair value of $3,571,614, based on the Harborside RTO offering price. During the year ended July 31, 2019, the Company sold all of its common shares for gross proceeds of $2,984,461 and recorded a foreign exchange loss of $3,255, and a realized loss on changes in fair value of investments in equity securities of $583,898.

(ii) Warrants

Pursuant to the terms of the Harborside Debenture (Note 5), the Company received 263,523 share purchase warrants. The initial fair value of the warrants was $536,697 computed using the Black – Scholes option pricing model based on the following assumptions: estimated share price of $5.95; exercise price of $8.60; risk-free interest rate of 2.20%; dividend yield of 0%; stock price volatility of 81% and an expected life of 2 years.  As at July 31, 2019, the warrants remain unexercised with a fair value of $82,061 computed  using the Black – Scholes option pricing model based on the following assumptions: estimated share price of $3.10; exercise price of $8.60; risk-free interest rate of 1.61%; dividend yield of 0%; stock price volatility of 81% and an expected life of 1.3 years. If the estimated volatility increase or decrease by 10%, the estimated fair value would increase or decrease by a nominal amount. The Company recognized an unrealized loss on investments in equity securities of $451,970 for the year ended July 31, 2019.

Lighthouse Strategies, LLC

On January 9, 2019 the Company closed its strategic investment of $6,574,000 (US $5,000,000) in Lighthouse Strategies LLC (“Lighthouse”) Series A membership units concurrently with a financing arrangement for certain Lighthouse beverage lines. Pursuant to the Financing Fee Agreement, the Company is entitled to 1% of net sales of certain of Lighthouse’s beverage lines, including Cannabiniers, Two Roots Brewing Co and Creative Waters Beverage Company (“Financing Fees”).  Financing Fees will accrue until December 1, 2019, at which point the Company may choose to receive such fees in cash or Series A membership units of Lighthouse.  Thereafter, financing fees are payable quarterly in cash.  The terms of the Financing Fee Agreement are between four and six years, depending on certain milestones and includes acceleration provisions in certain events (including a substantial asset divestiture, change of control, or initial public offering). Management estimated that the 1% royalty of net sales had a fair value of $Nil and the entire transaction price was allocated to the membership units.

As at July 31, 2019, the investment had an estimated fair value of $1,684,892 based on Lighthouse’s most recent financing preceding July 31, 2019.  The Company recognized an unrealized loss on investments in equity securities of $4,921,062 for the year ended July 31, 2019.